INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	$ 106,252	$ 90,093
Classes of intangible Assets, Gross	220,222	185,895
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(113,970)	(95,802)
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	39,065	26,545
Classes of intangible Assets, Gross	113,487	88,177
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(74,422)	(61,632)
Water rights [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	5,966	5,966
Classes of intangible Assets, Gross	5,966	5,966
Customer [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	39,981	41,634
Classes of intangible Assets, Gross	74,723	71,443
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(34,742)	(29,809)
Other identifiable intangible assets [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	21,240	15,948
Classes of intangible Assets, Gross	26,046	20,309
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	$ (4,806)	$ (4,361)